Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 61.7%
Security	Shares	Value
Aerospace & Defense — 1.0%
BAE Systems PLC	103,230	$ 1,560,448
Safran SA	4,962	1,230,061
		$ 2,790,509
Air Freight & Logistics — 0.7%
GXO Logistics, Inc.(1)	25,596	$ 1,163,338
United Parcel Service, Inc., Class B	6,526	745,465
		$ 1,908,803
Automobiles — 0.3%
Tesla, Inc.(1)	2,161	$ 874,341
		$ 874,341
Banks — 6.3%
Banco Santander SA	232,635	$ 1,192,139
Barclays PLC	361,584	1,325,203
Citigroup, Inc.	24,252	1,974,840
HDFC Bank Ltd. ADR	21,225	1,287,084
HSBC Holdings PLC	253,254	2,645,015
KBC Group NV	13,337	1,023,051
Nordea Bank Abp	157,203	1,869,781
Societe Generale SA	57,172	1,850,660
Swedbank AB, Class A	61,445	1,337,869
Toronto-Dominion Bank	28,192	1,608,283
Truist Financial Corp.	25,787	1,227,977
		$ 17,341,902
Beverages — 0.6%
Diageo PLC	22,746	$ 677,613
Pernod Ricard SA	7,415	846,861
		$ 1,524,474
Biotechnology — 0.8%
CSL Ltd.	11,955	$ 2,063,944
		$ 2,063,944
Broadline Retail — 2.3%
Amazon.com, Inc.(1)(2)	26,207	$ 6,228,880
		$ 6,228,880
Security	Shares	Value
Capital Markets — 0.4%
Charles Schwab Corp.	13,724	$ 1,135,249
		$ 1,135,249
Consumer Finance — 0.3%
Discover Financial Services	4,042	$ 812,806
		$ 812,806
Diversified Telecommunication Services — 1.3%
Telstra Group Ltd.	1,009,336	$ 2,464,183
Zegona Communications PLC(1)	181,045	1,053,455
		$ 3,517,638
Electric Utilities — 1.1%
Enel SpA	73,039	$ 519,139
Iberdrola SA	72,202	1,020,327
NextEra Energy, Inc.	21,613	1,546,626
		$ 3,086,092
Electrical Equipment — 1.7%
AMETEK, Inc.	10,670	$ 1,969,255
Schneider Electric SE	10,195	2,585,703
		$ 4,554,958
Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	8,638	$ 1,720,171
Halma PLC	49,294	1,846,616
Keyence Corp.	2,917	1,256,378
		$ 4,823,165
Energy Equipment & Services — 0.1%
Enviva LLC(1)	9,548	$ 176,638
		$ 176,638
Entertainment — 0.9%
Walt Disney Co.	21,477	$ 2,428,190
		$ 2,428,190
Financial Services — 1.3%
Global Payments, Inc.	11,941	$ 1,347,542
Visa, Inc., Class A	6,855	2,343,039
		$ 3,690,581
Food Products — 0.8%
Nestle SA	25,028	$ 2,125,894
		$ 2,125,894

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Gas Utilities — 0.6%
Snam SpA	335,026	$ 1,549,312
		$ 1,549,312
Health Care Equipment & Supplies — 2.5%
Alcon AG	7,630	$ 696,267
Boston Scientific Corp.(1)	26,387	2,700,973
Coloplast AS, Class B	9,025	1,039,387
Intuitive Surgical, Inc.(1)	2,973	1,700,199
Straumann Holding AG	4,189	594,066
		$ 6,730,892
Health Care Providers & Services — 0.8%
Amplifon SpA	48,393	$ 1,293,247
UnitedHealth Group, Inc.	1,782	966,717
		$ 2,259,964
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	32,145	$ 664,116
		$ 664,116
Healthcare-Services — 0.0%(3)
Endo, Inc.(1)	3,646	$ 96,254
		$ 96,254
Hotels, Restaurants & Leisure — 3.1%
Amadeus IT Group SA	25,028	$ 1,831,488
Aramark	36,652	1,426,129
Compass Group PLC	100,124	3,449,709
InterContinental Hotels Group PLC	8,001	1,066,864
Marriott International, Inc., Class A	2,265	658,186
		$ 8,432,376
Household Products — 0.8%
Essity AB, Class B	32,925	$ 833,851
Reckitt Benckiser Group PLC	22,485	1,486,905
		$ 2,320,756
Industrial Conglomerates — 1.0%
Siemens AG	12,838	$ 2,752,160
		$ 2,752,160
Insurance — 2.5%
AIA Group Ltd.	173,171	$ 1,217,417
Allstate Corp.	4,451	856,061
American International Group, Inc.	25,238	1,859,031
Security	Shares	Value
Insurance (continued)
Assurant, Inc.	2,723	$ 585,962
AXA SA	8,730	331,191
Prudential PLC	130,707	1,087,735
RenaissanceRe Holdings Ltd.	4,268	992,652
		$ 6,930,049
Interactive Media & Services — 2.4%
Alphabet, Inc., Class C	32,594	$ 6,701,326
		$ 6,701,326
Life Sciences Tools & Services — 0.4%
Danaher Corp.	5,335	$ 1,188,318
		$ 1,188,318
Machinery — 1.5%
Ingersoll Rand, Inc.	20,021	$ 1,877,970
Parker-Hannifin Corp.	2,996	2,118,322
		$ 3,996,292
Metals & Mining — 0.9%
Anglo American PLC	31,262	$ 915,388
Kobe Steel Ltd.	73,216	779,562
Rio Tinto Ltd.	9,397	676,781
		$ 2,371,731
Multi-Utilities — 0.2%
CMS Energy Corp.	7,491	$ 494,406
		$ 494,406
Oil, Gas & Consumable Fuels — 2.1%
ConocoPhillips	18,671	$ 1,845,255
EOG Resources, Inc.	27,287	3,432,432
Repsol SA	42,648	495,650
		$ 5,773,337
Personal Care Products — 0.4%
L'Oreal Prime De Fidelite(1)	1,969	$ 730,562
L'Oreal SA	1,041	386,245
		$ 1,116,807
Pharmaceuticals — 5.1%
AstraZeneca PLC	19,305	$ 2,709,950
Eli Lilly & Co.	7,594	6,159,341

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Novo Nordisk AS, Class B	36,455	$ 3,077,699
Zoetis, Inc.	12,064	2,061,738
		$ 14,008,728
Professional Services — 1.2%
Recruit Holdings Co. Ltd.	14,947	$ 1,043,184
RELX PLC	17,661	876,982
Robert Half, Inc.	8,977	581,620
Verisk Analytics, Inc.	2,626	754,817
		$ 3,256,603
Residential REITs — 0.5%
Invitation Homes, Inc.	40,230	$ 1,253,164
		$ 1,253,164
Semiconductors & Semiconductor Equipment — 5.7%
ASML Holding NV	3,428	$ 2,535,908
Broadcom, Inc.	5,092	1,126,707
Infineon Technologies AG	46,527	1,529,738
Micron Technology, Inc.	22,959	2,094,779
NVIDIA Corp.	40,662	4,882,286
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	12,425	2,600,801
Tokyo Electron Ltd.	5,581	941,425
		$ 15,711,644
Software — 3.7%
Adobe, Inc.(1)	3,483	$ 1,523,638
Intuit, Inc.	2,333	1,403,323
Microsoft Corp.	17,370	7,209,592
		$ 10,136,553
Specialty Retail — 0.4%
TJX Cos., Inc.	9,397	$ 1,172,652
		$ 1,172,652
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	17,537	$ 4,138,732
		$ 4,138,732
Textiles, Apparel & Luxury Goods — 0.8%
Cie Financiere Richemont SA, Class A	4,205	$ 812,904
LVMH Moet Hennessy Louis Vuitton SE	1,908	1,395,520
		$ 2,208,424
Security	Shares	Value
Tobacco — 0.9%
Imperial Brands PLC	77,304	$ 2,607,282
		$ 2,607,282
Trading Companies & Distributors — 0.8%
IMCD NV	13,972	$ 2,188,020
		$ 2,188,020
Total Common Stocks (identified cost $111,789,189)		$169,143,962

Convertible Bonds — 0.1%
Security	Principal Amount* (000's omitted)	Value
Electric Utilities — 0.1%
NextEra Energy Partners LP, 2.50%, 6/15/26(4)	286	$ 271,722
		$ 271,722
Real Estate Investment Trusts (REITs) — 0.0%(3)
Pebblebrook Hotel Trust, 1.75%, 12/15/26	105	$ 98,448
		$ 98,448
Total Convertible Bonds (identified cost $365,225)		$ 370,170

Corporate Bonds — 34.8%
Security	Principal Amount* (000's omitted)	Value
Advertising — 0.1%
Stagwell Global LLC, 5.625%, 8/15/29(4)	288	$ 278,157
		$ 278,157
Aerospace & Defense — 0.5%
Bombardier, Inc.:
7.00%, 6/1/32(4)	90	$ 91,887
7.25%, 7/1/31(4)	158	163,345
8.75%, 11/15/30(4)	135	145,530
TransDigm, Inc.:
4.625%, 1/15/29	335	317,408
5.50%, 11/15/27	106	105,060
6.375%, 3/1/29(4)	80	80,902
6.625%, 3/1/32(4)	185	188,389

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Aerospace & Defense (continued)
TransDigm, Inc.: (continued)
6.75%, 8/15/28(4)		221	$ 225,192
			$ 1,317,713
Auto Parts & Equipment — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
4.375%, 5/15/26(5)	EUR	378	$ 392,628
6.75%, 2/15/30(4)		95	96,577
8.50%, 5/15/27(4)		194	195,332
Forvia SE, 3.75%, 6/15/28(5)	EUR	100	102,715
IHO Verwaltungs GmbH:
6.375%, (6.375% cash or 7.125% PIK), 5/15/29(4)(6)		200	196,134
8.75%, (8.75% cash or 9.50% PIK), 5/15/28(5)(6)	EUR	100	109,608
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)		307	267,317
TI Automotive Finance PLC, 3.75%, 4/15/29(5)	EUR	100	103,717
			$ 1,464,028
Automobiles — 0.1%
Ford Motor Co., 4.75%, 1/15/43		197	$ 155,983
			$ 155,983
Automotives — 0.1%
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(4)		119	$ 97,128
Goodyear Tire & Rubber Co., 5.00%, 7/15/29		228	212,954
			$ 310,082
Banks — 1.9%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(7)(8)		200	$ 218,622
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(4)(7)(8)		200	197,388
Banco Santander SA, 9.625% to 5/21/33(7)(8)		200	230,623
Bank of America Corp., Series TT, 6.125% to 4/27/27(7)(8)		89	90,213
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(8)		200	207,538
Bank of Nova Scotia, 8.625% to 10/27/27, 10/27/82(8)		200	211,386
Barclays PLC, 8.00% to 3/15/29(7)(8)		200	208,924
Citigroup, Inc., Series W, 4.00% to 12/10/25(7)(8)		301	297,433
Deutsche Bank AG, 6.00% to 10/30/25(7)(8)		200	199,105
Farm Credit Bank of Texas, 7.75% to 6/15/29(7)(8)		250	259,700
HSBC Holdings PLC, 4.60% to 12/17/30(7)(8)		200	178,250
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(7)(8)		125	123,057
ING Groep NV, 8.00% to 5/16/30(5)(7)(8)		200	210,455
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(7)(8)		251	245,229
Security	Principal Amount* (000's omitted)	Value
Banks (continued)
Lloyds Banking Group PLC, 7.50% to 9/27/25(7)(8)	200	$ 202,470
PNC Financial Services Group, Inc., Series V, 6.20% to 9/15/27(7)(8)	100	101,114
Regions Financial Corp., Series D, 5.75% to 6/15/25(7)(8)	75	75,083
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(8)	200	207,563
Societe Generale SA, 5.375% to 11/18/30(4)(7)(8)	200	176,397
State Street Corp., Series J, 6.70% to 9/15/29(7)(8)	80	81,816
Sumitomo Mitsui Financial Group, Inc., 6.60% to 6/5/34(7)(8)	200	202,502
Swedbank AB, 7.75% to 3/17/30(5)(7)(8)	200	207,382
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(8)	200	209,473
Truist Financial Corp., Series Q, 5.10% to 3/1/30(7)(8)	174	168,171
UBS Group AG, 4.375% to 2/10/31(4)(7)(8)	200	175,179
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(4)(8)	200	209,674
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(7)(8)	267	262,497
		$ 5,157,244
Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	301	$ 299,224
		$ 299,224
Building Products — 1.0%
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)	249	$ 224,700
5.00%, 3/1/30(4)	90	86,239
CP Atlas Buyer, Inc., 7.00%, 12/1/28(4)	335	298,514
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)	283	286,603
Masterbrand, Inc., 7.00%, 7/15/32(4)	373	381,623
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(4)	200	190,884
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)(9)	293	294,096
6.75%, 3/1/33(4)(9)	155	155,581
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)	85	85,902
Standard Industries, Inc.:
3.375%, 1/15/31(4)	90	78,855
4.375%, 7/15/30(4)	275	255,573
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(4)	171	184,573
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(4)	346	346,108
		$ 2,869,251

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(7)(8)		330	$ 293,296
			$ 293,296
Casino & Gaming — 0.1%
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)		250	$ 243,082
			$ 243,082
Chemicals — 1.1%
ASK Chemicals Deutschland Holding GmbH, 10.00%, 11/15/29(5)	EUR	335	$ 344,575
Avient Corp.:
6.25%, 11/1/31(4)		100	99,865
7.125%, 8/1/30(4)		284	291,794
Celanese U.S. Holdings LLC, 6.95%, 11/15/33		204	213,572
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)		370	387,316
Herens Holdco SARL, 4.75%, 5/15/28(4)		201	184,799
Herens Midco SARL, 5.25%, 5/15/29(5)	EUR	200	175,061
INEOS Finance PLC, 6.375%, 4/15/29(5)	EUR	100	107,925
Italmatch Chemicals SpA, 10.00%, 2/6/28(5)	EUR	350	383,575
Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00%, 1/27/30(4)		164	152,617
Olympus Water U.S. Holding Corp.:
9.625%, 11/15/28(5)	EUR	100	110,676
9.75%, 11/15/28(4)		419	444,127
Valvoline, Inc., 3.625%, 6/15/31(4)		260	225,718
			$ 3,121,620
Commercial Services & Supplies — 2.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)		290	$ 285,708
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)		80	82,105
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(4)		290	268,641
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(4)		200	190,846
4.875%, 6/1/28(5)	GBP	110	128,641
AMN Healthcare, Inc., 4.625%, 10/1/27(4)		19	18,422
APi Group DE, Inc., 4.75%, 10/15/29(4)		55	52,227
Belron U.K. Finance PLC, 4.625%, 10/15/29(4)	EUR	455	486,187
Boels Topholding BV, 5.75%, 5/15/30(5)	EUR	350	379,387
Cimpress PLC, 7.375%, 9/15/32(4)		170	169,039
Clean Harbors, Inc.:
4.875%, 7/15/27(4)		101	99,832
6.375%, 2/1/31(4)		83	84,265
Security	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc.:
3.50%, 9/1/28(4)		265	$ 250,082
3.75%, 8/1/25(4)		130	129,268
4.75%, 6/15/29(4)		343	330,729
HealthEquity, Inc., 4.50%, 10/1/29(4)		212	200,328
IPD 3 BV, 8.00%, 6/15/28(5)	EUR	200	219,057
Kapla Holding SAS, 5.00%, 4/30/31(5)	EUR	100	105,248
Korn Ferry, 4.625%, 12/15/27(4)		240	233,916
Madison IAQ LLC, 5.875%, 6/30/29(4)		278	268,287
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)		439	426,054
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)		401	379,482
Pachelbel Bidco SpA, 7.125%, 5/17/31(4)	EUR	225	251,515
Reworld Holding Corp., 4.875%, 12/1/29(4)		430	400,897
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)		181	185,972
VT Topco, Inc., 8.50%, 8/15/30(4)		402	426,340
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)		368	381,248
Wrangler Holdco Corp., 6.625%, 4/1/32(4)		90	92,096
			$ 6,525,819
Construction & Engineering — 0.1%
Arcosa, Inc., 6.875%, 8/15/32(4)		181	$ 185,658
TopBuild Corp., 4.125%, 2/15/32(4)		201	179,948
			$ 365,606
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)		454	$ 450,483
			$ 450,483
Containers & Packaging — 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
3.00%, 9/1/29(5)	EUR	300	$ 269,011
4.00%, 9/1/29(4)		260	227,207
Canpack SA/Canpack U.S. LLC, 3.875%, 11/15/29(4)		312	282,135
Fedrigoni SpA, 6.683%, (3 mo. EURIBOR + 4.00%), 1/15/30(5)(10)	EUR	310	324,171
Fiber Midco SpA, 10.75% 10.00% PIK, 6/15/29(4)	EUR	300	323,894
Kleopatra Finco SARL, 4.25%, 3/1/26(5)	EUR	129	120,785
			$ 1,547,203
Distributors — 0.3%
Performance Food Group, Inc.:
5.50%, 10/15/27(4)		169	$ 168,245

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Distributors (continued)
Performance Food Group, Inc.: (continued)
6.125%, 9/15/32(4)		125	$ 125,419
Ritchie Bros Holdings, Inc.:
6.75%, 3/15/28(4)		147	150,832
7.75%, 3/15/31(4)		56	59,036
Windsor Holdings III LLC, 8.50%, 6/15/30(4)		292	309,224
			$ 812,756
Diversified Financial Services — 0.7%
Air Lease Corp., Series B, 4.65% to 6/15/26(7)(8)		100	$ 97,829
Alpha Holding SA de CV, 9.00%, 2/10/25(4)(11)		189	2,357
American AgCredit Corp., Series A, 5.25% to 6/15/26(4)(7)(8)		250	244,335
Brookfield Finance, Inc., 6.30% to 10/15/34, 1/15/55(8)		50	48,131
CI Financial Corp., 4.10%, 6/15/51		180	125,453
Focus Financial Partners LLC, 6.75%, 9/15/31(4)		283	284,676
Goldman Sachs Group, Inc., Series W, 7.50% to 2/10/29(7)(8)		125	132,184
Hightower Holding LLC, 9.125%, 1/31/30(4)		244	257,347
Macquarie Airfinance Holdings Ltd.:
6.40%, 3/26/29(4)		55	56,719
6.50%, 3/26/31(4)		72	74,681
8.125%, 3/30/29(4)		242	255,552
Sherwood Financing PLC, 7.625%, 12/15/29(5)	EUR	200	206,443
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/1/28(4)		77	79,289
			$ 1,864,996
Diversified REITs — 0.2%
CTR Partnership LP/CareTrust Capital Corp., 3.875%, 6/30/28(4)		250	$ 237,638
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(4)		327	317,046
			$ 554,684
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32(4)		476	$ 481,584
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC:
5.625%, 2/15/32(4)	EUR	760	812,838
6.375%, 2/15/32(4)		150	147,921
Clearway Energy Operating LLC, 3.75%, 2/15/31(4)		124	109,905
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(7)(8)		93	90,736
Duke Energy Corp., 6.45% to 6/3/34, 9/1/54(8)		90	90,501
Electricite de France SA, 7.50% to 9/6/28(5)(7)(8)	EUR	200	229,498
EquipmentShare.com, Inc., 8.625%, 5/15/32(4)		89	94,971
Security	Principal Amount* (000's omitted)		Value
Electric Utilities (continued)
Imola Merger Corp., 4.75%, 5/15/29(4)		378	$ 360,817
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)		90	85,474
NRG Energy, Inc.:
3.625%, 2/15/31(4)		177	156,111
3.875%, 2/15/32(4)		95	83,522
6.00%, 2/1/33(4)		155	151,538
6.25%, 11/1/34(4)		100	98,597
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)		152	143,805
PG&E Corp., 7.375% to 12/15/29, 3/15/55(8)		120	116,892
Sempra, 4.125% to 1/1/27, 4/1/52(8)		167	158,707
Southern Co.:
Series 21-A, 3.75% to 6/15/26, 9/15/51(8)		120	116,678
Series B, 4.00% to 10/15/25, 1/15/51(8)		56	55,216
TerraForm Power Operating LLC, 5.00%, 1/31/28(4)		237	228,561
TransAlta Corp., 7.75%, 11/15/29		166	172,505
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)		173	164,354
5.00%, 7/31/27(4)		287	283,171
6.875%, 4/15/32(4)		175	180,202
			$ 4,614,104
Electrical Equipment — 0.1%
Sensata Technologies, Inc., 4.375%, 2/15/30(4)		150	$ 139,017
			$ 139,017
Electronic Equipment, Instruments & Components — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)		102	$ 104,038
6.625%, 3/15/32(4)		102	104,414
7.25%, 6/15/28(4)		153	156,000
			$ 364,452
Entertainment — 1.4%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 4/30/30(5)	EUR	400	$ 443,229
Caesars Entertainment, Inc.:
6.00%, 10/15/32(4)		140	136,246
6.50%, 2/15/32(4)		126	127,648
7.00%, 2/15/30(4)		100	103,138
8.125%, 7/1/27(4)		19	19,213
Churchill Downs, Inc., 5.75%, 4/1/30(4)		233	230,315
Cinemark USA, Inc.:
5.25%, 7/15/28(4)		206	202,107
7.00%, 8/1/32(4)		135	138,830

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Cirsa Finance International SARL, 6.50%, 3/15/29(5)	EUR	375	$ 408,860
CPUK Finance Ltd., 7.875%, 8/28/29(5)	GBP	265	336,188
Flutter Treasury DAC, 5.00%, 4/29/29(5)	EUR	250	269,597
Inter Media and Communication SpA, 6.75%, 2/9/27(5)	EUR	295	311,288
LHMC Finco 2 SARL, 7.25%, (7.25% cash or 8.00% PIK), 10/2/25(5)(6)	EUR	341	354,776
Light & Wonder International, Inc., 7.00%, 5/15/28(4)		216	217,060
Lottomatica Group SpA, 6.939%, (3 mo. EURIBOR + 4.00%), 12/15/30(5)(10)	EUR	355	371,418
Motion Finco SARL, 8.375%, 2/15/32(4)(9)		200	201,388
			$ 3,871,301
Financial Services — 0.8%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)		367	$ 353,041
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 1/15/31(5)	GBP	200	264,812
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)		346	335,160
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/29(4)		204	192,793
6.125%, 11/1/32(4)		175	174,265
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
2.875%, 10/15/26(4)		156	148,940
3.625%, 3/1/29(4)		259	236,919
4.00%, 10/15/33(4)		30	25,389
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)		449	411,926
			$ 2,143,245
Food Products — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, 2/15/28(4)		181	$ 180,880
Chobani Holdco II LLC, 8.75%, (8.75% cash or 9.50% PIK), 10/1/29(4)(6)		315	341,944
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)		180	175,082
7.625%, 7/1/29(4)		307	320,848
Darling Ingredients, Inc., 6.00%, 6/15/30(4)		122	121,503
Ingles Markets, Inc., 4.00%, 6/15/31(4)		249	222,819
La Doria SpA, 7.115%, (3 mo. EURIBOR + 4.50%), 11/12/29(5)(10)	EUR	360	378,017
Land O' Lakes, Inc., 8.00%(4)(7)		235	221,285
Pilgrim's Pride Corp.:
3.50%, 3/1/32		252	218,417
6.875%, 5/15/34		90	96,377
Security	Principal Amount* (000's omitted)		Value
Food Products (continued)
Post Holdings, Inc., 6.25%, 2/15/32(4)		141	$ 141,282
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(4)		242	237,188
			$ 2,655,642
Health Care Equipment & Supplies — 0.9%
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(4)		153	$ 105,168
Compass Minerals International, Inc., 6.75%, 12/1/27(4)		272	270,061
LifePoint Health, Inc.:
5.375%, 1/15/29(4)		200	177,240
9.875%, 8/15/30(4)		105	112,144
10.00%, 6/1/32(4)		45	43,924
Medline Borrower LP, 5.25%, 10/1/29(4)		603	584,670
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)		245	222,229
3.875%, 5/15/32(4)		189	166,389
6.25%, 1/15/33(4)		120	119,251
Tenet Healthcare Corp.:
4.375%, 1/15/30		17	15,918
5.125%, 11/1/27		138	136,603
6.875%, 11/15/31		133	137,325
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)		283	288,138
Varex Imaging Corp., 7.875%, 10/15/27(4)		148	153,249
			$ 2,532,309
Health Care Providers & Services — 0.5%
AMN Healthcare, Inc., 4.00%, 4/15/29(4)		310	$ 282,764
Cerba Healthcare SACA, 3.50%, 5/31/28(5)	EUR	500	459,886
Ephios Subco 3 SARL, 7.875%, 1/31/31(5)	EUR	305	343,844
LifePoint Health, Inc., 4.375%, 2/15/27(4)		173	172,995
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)		219	218,728
			$ 1,478,217
Healthcare-Services — 0.4%
AHP Health Partners, Inc., 5.75%, 7/15/29(4)		69	$ 65,898
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(4)		175	181,178
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)		157	157,813
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(4)		423	451,498
Team Health Holdings, Inc., 13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)		267	291,849
			$ 1,148,236

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)		48	$ 44,623
4.625%, 4/1/30(4)		137	126,278
Miller Homes Group Finco PLC, 7.00%, 5/15/29(5)	GBP	100	119,429
			$ 290,330
Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)		286	$ 273,193
4.375%, 1/15/28(4)		182	175,221
AccorInvest Group SA, 6.375%, 10/15/29(5)	EUR	325	357,088
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)		260	267,491
Lithia Motors, Inc., 4.625%, 12/15/27(4)		91	88,410
			$ 1,161,403
Household Products — 0.1%
Spectrum Brands, Inc., 3.875%, 3/15/31(4)		33	$ 28,414
Tempur Sealy International, Inc., 3.875%, 10/15/31(4)		423	371,842
			$ 400,256
Housewares — 0.2%
ProGroup AG:
5.125%, 4/15/29(5)	EUR	167	$ 169,645
5.375%, 4/15/31(5)	EUR	262	263,232
			$ 432,877
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(8)		113	$ 107,926
Calpine Corp., 5.125%, 3/15/28(4)		179	175,904
NRG Energy, Inc., 10.25% to 3/15/28(4)(7)(8)		215	238,777
			$ 522,607
Industrial Conglomerates — 0.4%
Artera Services LLC, 8.50%, 2/15/31(4)		185	$ 182,925
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(4)		146	147,940
Gatwick Airport Finance PLC, 4.375%, 4/7/26(5)	GBP	245	299,393
Heathrow Finance PLC, 6.625%, 3/1/31(5)	GBP	299	371,225
			$ 1,001,483
Security	Principal Amount* (000's omitted)		Value
Insurance — 0.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)		47	$ 47,069
6.75%, 10/15/27(4)		188	187,306
7.00%, 1/15/31(4)		223	227,096
7.375%, 10/1/32(4)		35	35,807
Allianz SE, 3.50% to 11/17/25(4)(7)(8)		200	195,160
Athene Holding Ltd., 6.625% to 7/15/34, 10/15/54(8)		100	99,757
Galaxy Bidco Ltd., 8.125%, 12/19/29(5)	GBP	205	257,951
Global Atlantic Fin Co., 7.95% to 7/15/29, 10/15/54(4)(8)		125	131,047
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30(4)		243	263,260
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(4)(8)		293	280,402
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)		229	234,668
Ryan Specialty LLC, 5.875%, 8/1/32(4)		247	244,911
			$ 2,204,434
Internet — 0.4%
Arches Buyer, Inc.:
4.25%, 6/1/28(4)		82	$ 76,689
6.125%, 12/1/28(4)		282	255,705
Cars.com, Inc., 6.375%, 11/1/28(4)		220	220,300
Match Group Holdings II LLC, 3.625%, 10/1/31(4)		221	189,811
United Group BV, 7.273%, (3 mo. EURIBOR + 4.25%), 2/15/31(5)(10)	EUR	200	209,114
			$ 951,619
Leisure Products — 0.9%
Acushnet Co., 7.375%, 10/15/28(4)		136	$ 141,394
Carnival Corp., 6.00%, 5/1/29(4)		495	496,266
NCL Corp. Ltd.:
5.875%, 3/15/26(4)		25	25,107
5.875%, 2/15/27(4)		67	67,349
6.75%, 2/1/32(4)		190	193,085
7.75%, 2/15/29(4)		56	59,532
NCL Finance Ltd., 6.125%, 3/15/28(4)		96	97,030
Royal Caribbean Cruises Ltd.:
3.70%, 3/15/28		70	67,021
6.00%, 2/1/33(4)		238	240,034
6.25%, 3/15/32(4)		192	195,474
TUI AG, 5.875%, 3/15/29(5)	EUR	350	380,720
Viking Cruises Ltd.:
5.875%, 9/15/27(4)		279	278,655
7.00%, 2/15/29(4)		104	105,082

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)		66	$ 65,384
			$ 2,412,133
Machinery — 0.6%
Chart Industries, Inc., 9.50%, 1/1/31(4)		258	$ 278,411
Dynamo Newco II GmbH, 6.25%, 10/15/31(4)	EUR	470	499,170
ESAB Corp., 6.25%, 4/15/29(4)		134	135,971
IMA Industria Macchine Automatiche SpA:
3.75%, 1/15/28(5)	EUR	236	243,116
6.535%, (3 mo. EURIBOR + 3.75%), 4/15/29(5)(10)	EUR	290	303,398
TK Elevator Holdco GmbH, 6.625%, 7/15/28(5)	EUR	90	93,928
			$ 1,553,994
Media — 2.1%
Altice Financing SA, 5.00%, 1/15/28(4)		280	$ 226,734
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)		320	284,100
4.25%, 1/15/34(4)		221	180,719
4.50%, 8/15/30(4)		287	261,304
4.75%, 3/1/30(4)		322	298,458
5.375%, 6/1/29(4)		110	106,386
6.375%, 9/1/29(4)		253	253,316
Clear Channel Outdoor Holdings, Inc.:
7.75%, 4/15/28(4)		310	287,707
7.875%, 4/1/30(4)		148	153,325
CMG Media Corp., 8.875%, 6/18/29(4)		95	76,459
CSC Holdings LLC:
3.375%, 2/15/31(4)		200	145,574
4.125%, 12/1/30(4)		200	151,174
5.50%, 4/15/27(4)		200	185,338
DISH Network Corp., 11.75%, 11/15/27(4)		160	169,070
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)		192	189,145
7.375%, 9/1/31(4)		95	98,929
8.00%, 8/1/29(4)		212	215,932
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)		145	135,866
4.625%, 3/15/30(4)		151	140,462
7.375%, 2/15/31(4)		176	184,563
Sinclair Television Group, Inc., 8.125%, 2/15/33(4)(9)		125	125,785
Summer (BC) Bidco B LLC, 5.50%, 10/31/26(4)		250	252,268
Summer (BC) Holdco A SARL, 9.25%, 10/31/27(5)	EUR	129	134,359
Summer BidCo BV, 10.00%, (10.00% cash or 10.75% PIK), 2/15/29(5)(6)	EUR	214	227,697
Security	Principal Amount* (000's omitted)		Value
Media (continued)
Townsquare Media, Inc., 6.875%, 2/1/26(4)		159	$ 159,107
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	810	939,728
Ziggo Bond Co. BV, 5.125%, 2/28/30(4)		300	273,155
			$ 5,856,660
Metals & Mining — 1.6%
Allegheny Ludlum LLC, 6.95%, 12/15/25		200	$ 202,063
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)		399	445,966
BWX Technologies, Inc., 4.125%, 4/15/29(4)		118	111,175
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)		225	232,980
Calderys Financing LLC, 11.25%, 6/1/28(4)		342	366,401
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(4)		245	243,842
Constellium SE, 3.75%, 4/15/29(4)		276	251,854
Eldorado Gold Corp., 6.25%, 9/1/29(4)		251	247,969
First Quantum Minerals Ltd., 9.375%, 3/1/29(4)		368	389,373
Freeport-McMoRan, Inc., 5.45%, 3/15/43		267	248,538
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)		204	201,917
6.125%, 4/1/29(4)		96	96,280
New Gold, Inc., 7.50%, 7/15/27(4)		222	223,501
Novelis Corp.:
3.25%, 11/15/26(4)		89	86,083
3.875%, 8/15/31(4)		67	58,750
Novelis Sheet Ingot GmbH, 3.375%, 4/15/29(5)	EUR	300	298,724
Permian Resources Operating LLC, 5.375%, 1/15/26(4)		225	224,555
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)		187	176,130
TMS International Corp., 6.25%, 4/15/29(4)		246	233,121
			$ 4,339,222
Oil and Gas — 0.1%
BP Capital Markets PLC, 6.125% to 3/18/35(7)(8)		150	$ 148,279
SM Energy Co., 7.00%, 8/1/32(4)		140	139,909
			$ 288,188
Oil, Gas & Consumable Fuels — 1.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)		190	$ 195,007
Civitas Resources, Inc., 8.625%, 11/1/30(4)		300	318,227
Expand Energy Corp., 4.75%, 2/1/32		285	266,064
Matador Resources Co., 6.50%, 4/15/32(4)		175	175,549
Parkland Corp.:
4.50%, 10/1/29(4)		110	103,198
4.625%, 5/1/30(4)		202	188,142

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Permian Resources Operating LLC:
5.875%, 7/1/29(4)		260	$ 258,251
6.25%, 2/1/33(4)		120	120,365
7.00%, 1/15/32(4)		147	150,999
Plains All American Pipeline LP, Series B, 8.895%, (3 mo. SOFR + 4.372%)(7)(10)		305	305,398
Precision Drilling Corp.:
6.875%, 1/15/29(4)		88	88,828
7.125%, 1/15/26(4)		53	53,171
Sunoco LP, 7.25%, 5/1/32(4)		145	151,395
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30		226	212,690
Transocean Poseidon Ltd., 6.875%, 2/1/27(4)		109	109,025
Transocean, Inc., 8.75%, 2/15/30(4)		75	78,064
Vital Energy, Inc.:
7.875%, 4/15/32(4)		203	200,349
9.75%, 10/15/30		125	132,961
			$ 3,107,683
Packaging & Containers — 0.2%
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(4)		172	$ 167,872
Trivium Packaging Finance BV:
6.773%, (3 mo. EURIBOR + 3.75%), 8/15/26(5)(10)	EUR	200	208,621
8.50%, 8/15/27(4)		200	200,271
			$ 576,764
Pharmaceuticals — 1.2%
Bayer AG, 5.375% to 6/25/30, 3/25/82(5)(8)	EUR	100	$ 103,329
Endo Finance Holdings, Inc., 8.50%, 4/15/31(4)		175	187,408
Grifols SA, 7.50%, 5/1/30(5)	EUR	346	375,789
Nidda Healthcare Holding GmbH, 5.625%, 2/21/30(4)	EUR	335	357,640
Option Care Health, Inc., 4.375%, 10/31/29(4)		382	357,506
P&L Development LLC/PLD Finance Corp., 12.00%, (9.00% cash and 3.50% PIK or 12.00% cash), 5/15/29(4)(6)		141	145,794
Perrigo Finance Unlimited Co.:
4.90%, 6/15/30		400	377,418
5.375%, 9/30/32	EUR	495	529,907
Prestige Brands, Inc., 3.75%, 4/1/31(4)		70	62,284
Rossini SARL, 6.75%, 12/31/29(5)	EUR	270	297,413
Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/31	EUR	100	126,163
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/46		489	357,850
			$ 3,278,501
Security	Principal Amount* (000's omitted)		Value
Pipelines — 1.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(4)		102	$ 102,050
DT Midstream, Inc., 4.125%, 6/15/29(4)		172	162,752
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(8)		200	212,303
Energy Transfer LP, 5.00%, 5/15/50		136	115,621
EQM Midstream Partners LP:
4.50%, 1/15/29(4)		337	325,146
6.50%, 7/1/27(4)		116	118,458
7.50%, 6/1/30(4)		126	135,816
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32		107	107,274
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(4)		210	219,358
Kinetik Holdings LP, 5.875%, 6/15/30(4)		237	235,296
Venture Global LNG, Inc.:
7.00%, 1/15/30(4)		105	107,384
8.125%, 6/1/28(4)		139	145,349
8.375%, 6/1/31(4)		222	233,785
9.00% to 9/30/29(4)(7)(8)		301	313,855
9.50%, 2/1/29(4)		193	215,259
9.875%, 2/1/32(4)		34	37,449
			$ 2,787,155
Real Estate Investment Trusts (REITs) — 0.4%
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 5/15/29(5)	EUR	400	$ 455,197
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)		423	448,367
Heimstaden Bostad AB, 3.00% to 10/29/27(5)(7)(8)	EUR	115	108,516
Pebblebrook Hotel LP/PEB Finance Corp., 6.375%, 10/15/29(4)		143	142,887
			$ 1,154,967
Real Estate Management & Development — 0.1%
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)		207	$ 208,845
8.875%, 9/1/31(4)		117	126,121
			$ 334,966
Retail — 0.8%
B&M European Value Retail SA, 8.125%, 11/15/30(5)	GBP	125	$ 164,322
Bertrand Franchise Finance SAS:
6.494%, (3 mo. EURIBOR + 3.75%), 7/18/30(4)(10)	EUR	230	240,605
6.50%, 7/18/30(4)	EUR	120	130,235
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)		274	286,991

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Retail (continued)
Duomo Bidco SpA, 6.91%, (3 mo. EURIBOR + 4.125%), 7/15/31(5)(10)	EUR	300	$ 313,857
PEU (Fin) PLC, 7.25%, 7/1/28(5)	EUR	200	215,984
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(4)		229	245,542
Stonegate Pub Co. Financing PLC, 9.648%, (3 mo. EURIBOR + 6.625%), 7/31/29(5)(10)	EUR	150	160,380
Waga Bondco Ltd., 8.50%, 6/15/30(5)	GBP	340	421,266
			$ 2,179,182
Semiconductors & Semiconductor Equipment — 0.1%
ON Semiconductor Corp., 3.875%, 9/1/28(4)		185	$ 174,650
			$ 174,650
Software — 0.9%
athenahealth Group, Inc., 6.50%, 2/15/30(4)		858	$ 830,758
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(4)		35	33,277
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)		243	228,051
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)		122	120,031
9.00%, 9/30/29(4)		452	463,265
Ellucian Holdings, Inc., 6.50%, 12/1/29(4)		238	240,030
Playtika Holding Corp., 4.25%, 3/15/29(4)		303	279,751
TeamSystem SpA, 6.285%, (3 mo. EURIBOR + 3.50%), 7/31/31(4)(10)	EUR	330	344,934
			$ 2,540,097
Specialty Retail — 1.5%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)		27	$ 25,683
4.75%, 3/1/30		228	216,637
5.00%, 2/15/32(4)		28	26,218
Bath & Body Works, Inc.:
6.625%, 10/1/30(4)		45	45,860
6.75%, 7/1/36		80	81,753
6.95%, 3/1/33		168	170,838
CD&R Firefly Bidco PLC, 8.625%, 4/30/29(5)	GBP	245	314,030
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(4)		175	183,933
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(4)		246	232,457
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)		203	192,797
6.375%, 1/15/30(4)		60	61,134
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)		257	243,989
8.25%, 8/1/31(4)		32	33,626
Security	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Lithia Motors, Inc., 3.875%, 6/1/29(4)		86	$ 79,867
Patrick Industries, Inc.:
4.75%, 5/1/29(4)		292	278,532
6.375%, 11/1/32(4)		130	128,292
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)		250	239,858
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)		172	162,171
4.875%, 11/15/31(4)		243	224,280
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)		379	388,155
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 6/1/31(4)		135	122,886
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)		261	240,598
White Cap Buyer LLC, 6.875%, 10/15/28(4)		312	312,495
			$ 4,006,089
Technology Hardware, Storage & Peripherals — 0.8%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)		279	$ 283,085
Atos SE, 9.00% to 3/18/25, 12/18/29(5)(12)	EUR	270	289,315
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)		276	286,401
Insight Enterprises, Inc., 6.625%, 5/15/32(4)		278	282,884
McAfee Corp., 7.375%, 2/15/30(4)		351	346,138
Science Applications International Corp., 4.875%, 4/1/28(4)		260	252,090
Seagate HDD Cayman:
4.091%, 6/1/29		52	49,029
9.625%, 12/1/32		248	282,598
			$ 2,071,540
Telecommunications — 1.1%
Ciena Corp., 4.00%, 1/31/30(4)		194	$ 179,273
EchoStar Corp., 10.75%, 11/30/29		217	234,424
Iliad Holding SASU, 5.375%, 4/15/30(5)	EUR	185	197,189
Lorca Telecom Bondco SA, 5.75%, 4/30/29(5)	EUR	175	190,483
Odido Group Holding BV, 5.50%, 1/15/30(5)	EUR	259	269,647
Optics Bidco SpA:
6.875%, 2/15/28(5)	EUR	100	113,077
7.75%, 1/24/33	EUR	100	127,268
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(4)(8)		125	122,603
Telefonica Europe BV, 7.125% to 8/23/28(5)(7)(8)	EUR	200	229,171
Vmed O2 U.K. Financing I PLC:
4.00%, 1/31/29(5)	GBP	275	309,677

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Telecommunications (continued)
Vmed O2 U.K. Financing I PLC: (continued)
5.625%, 4/15/32(5)	EUR	200	$ 210,681
Vodafone Group PLC, 4.875% to 7/3/25, 10/3/78(5)(8)	GBP	215	265,663
Zegona Finance PLC:
6.75%, 7/15/29(5)	EUR	125	138,826
8.625%, 7/15/29(4)		399	426,940
			$ 3,014,922
Textiles, Apparel & Luxury Goods — 0.2%
Champ Acquisition Corp., 8.375%, 12/1/31(4)		245	$ 255,774
Hanesbrands, Inc., 9.00%, 2/15/31(4)		210	224,576
PrestigeBidCo GmbH, 6.535%, (3 mo. EURIBOR + 3.75%), 7/1/29(5)(10)	EUR	180	189,486
			$ 669,836
Transportation — 0.5%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(4)		249	$ 248,608
Edge Finco PLC, 8.125%, 8/15/31(5)	GBP	466	588,702
Seaspan Corp., 5.50%, 8/1/29(4)		304	280,641
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)		227	235,512
			$ 1,353,463
Total Corporate Bonds (identified cost $95,588,689)			$ 95,242,771

Preferred Stocks — 0.4%
Security	Shares	Value
Banks — 0.0%(3)
Citizens Financial Group, Inc., Series H, 7.375%	573	$ 15,253
KeyCorp, Series H, 6.20% to 12/15/27(8)	2,171	53,038
		$ 68,291
Capital Markets — 0.1%
Affiliated Managers Group, Inc., 4.75%	5,486	$ 102,369
		$ 102,369
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	5,119	$ 80,726
7.25%	3,146	78,839
SCE Trust IV, Series J, 5.375% to 9/15/25(8)	651	14,680
		$ 174,245
Security	Shares	Value
Insurance — 0.1%
American National Group, Inc.:
7.375%	3,600	$ 93,780
Series B, 6.625% to 9/1/25(8)	5,460	137,756
Aspen Insurance Holdings Ltd., 7.00%	4,000	101,400
		$ 332,936
Trading Companies & Distributors — 0.1%
WESCO International, Inc., Series A, 10.625% to 6/22/25(8)	12,623	$ 324,158
		$ 324,158
Wireless Telecommunication Services — 0.0%(3)
U.S. Cellular Corp., 5.50%	3,491	$ 77,326
		$ 77,326
Total Preferred Stocks (identified cost $1,158,261)		$ 1,079,325

Senior Floating-Rate Loans — 2.1%(13)
Borrower/Description	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods — 0.0%(3)
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(14)	$23	$ 22,883
		$ 22,883
Auto Components — 0.3%
Clarios Global LP:
Term Loan, 5.773%, (EURIBOR + 3.00%), 7/16/31(15)	$485	$ 503,612
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30	176	176,066
		$ 679,678
Beverages — 0.1%
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28	$308	$ 310,252
		$ 310,252
Capital Markets — 0.2%
Fortress Intermediate 3, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 6/27/31	$509	$ 510,317
		$ 510,317

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services — 0.1%
New Generation Gas Gathering LLC, Term Loan, 10.041%, (SOFR + 5.75%), 9/30/29	$184	$ 181,406
		$ 181,406
Gas Utilities — 0.2%
Epic Y-Grade Services LP, Term Loan, 10.044%, (SOFR + 5.75%), 6/29/29	$441	$ 442,835
		$ 442,835
Health Care Providers & Services — 0.2%
Pluto Acquisition I, Inc.:
Term Loan, 9.837%, (SOFR + 5.50%), 6/20/28	$77	$ 79,038
Term Loan - Second Lien, 8.523%, (SOFR + 4.00%), 9/20/28	217	198,552
Team Health Holdings, Inc., Term Loan, 9.541%, (SOFR + 5.25%), 3/2/27	407	396,484
		$ 674,074
Hotels, Restaurants & Leisure — 0.2%
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27	$352	$ 354,002
Spectacle Gary Holdings LLC, Term Loan, 8.662%, (SOFR + 4.25%), 12/11/28	167	169,132
		$ 523,134
Insurance — 0.1%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32	$150	$ 152,687
		$ 152,687
IT Services — 0.0%(3)
Travelport Finance (Luxembourg) SARL, Term Loan, 12.197%, (SOFR + 7.89%), 9/30/28	$32	$ 30,155
		$ 30,155
Leisure Products — 0.1%
Peloton Interactive, Inc., Term Loan, 10.312%, (SOFR + 6.00%), 5/23/29	$293	$ 299,843
		$ 299,843
Machinery — 0.1%
EMRLD Borrower LP, Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	$175	$ 176,095
		$ 176,095
Borrower/Description	Principal Amount (000's omitted)	Value
Media — 0.0%(3)
CMG Media Corp., Term Loan, 7.929%, (SOFR + 3.50%), 6/18/29	$138	$ 127,666
		$ 127,666
Pharmaceuticals — 0.0%(3)
Endo Luxembourg Finance Co. I SARL, Term Loan, 8.312%, (SOFR + 4.00%), 4/23/31	$117	$ 117,760
		$ 117,760
Professional Services — 0.1%
AlixPartners LLP, Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28	$349	$ 350,952
		$ 350,952
Software — 0.0%(3)
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29	$78	$ 78,413
Riverbed Technology, Inc., Term Loan, 8.829%, (SOFR + 2.50%), 6.829% cash, 2.00% PIK, 7/1/28	57	35,146
		$ 113,559
Specialty Retail — 0.3%
Mavis Tire Express Services Corp., Term Loan, 7.312%, (SOFR + 3.00%), 5/4/28	$139	$ 139,634
Petco Health & Wellness Co., Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/3/28	218	210,361
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28	373	374,855
		$ 724,850
Wireless Telecommunication Services — 0.1%
Lorca Holdco Ltd., Term Loan, 3/25/31(14)	$199	$ 199,741
		$ 199,741
Total Senior Floating-Rate Loans (identified cost $5,626,701)		$ 5,637,887

Miscellaneous — 0.0%(3)
Security	Principal Amount	Value
Construction & Engineering — 0.0%
Abengoa Abenewco 2 SA, Escrow Certificates(4)(11)(16)	$156,808	$ 0
Abengoa Abenewco 2 SA, Escrow Certificates(4)(11)(16)	156,808	0
		$ 0

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value
Energy — 0.0%(3)
Enviva LLC, Escrow Certificates(1)	$228,000	$ 46
		$ 46
Entertainment — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(16)	$189,000	$ 0
		$ 0
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(1)(16)	$200,000	$ 0
Endo Luxembourg Finance SARL, Escrow Certificates(1)(16)	171,000	0
		$ 0
Transportation — 0.0%(3)
Hertz Corp., Escrow Certificates(1)(4)	$58,000	$ 11,890
Hertz Corp., Escrow Certificates(1)	167,000	12,525
Hertz Corp., Escrow Certificates(1)(4)	110,000	7,150
		$ 31,565
Total Miscellaneous (identified cost $65,850)		$ 31,611

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(17)	1,940,791	$ 1,940,791
Total Short-Term Investments (identified cost $1,940,791)		$ 1,940,791
Total Investments — 99.8% (identified cost $216,534,706)		$273,446,517
Other Assets, Less Liabilities — 0.2%		$ 544,614
Net Assets — 100.0%		$273,991,131
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $64,340,357 or 23.5% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $18,971,841 or 6.9% of the Fund's net assets.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	When-issued security.
(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(11)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(12)	Step coupon security. Interest rate represents the rate in effect at January 31, 2025.
(13)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(14)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(15)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(17)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	61.2%	$167,342,336
United Kingdom	11.1	30,402,594
France	3.4	9,287,646
Germany	2.8	7,770,946
Italy	2.8	7,658,313
Netherlands	2.4	6,530,276
Spain	2.3	6,193,152
Canada	2.2	6,002,764
Japan	1.5	4,223,051
Denmark	1.5	4,117,086
Australia	1.2	3,293,581
Taiwan	0.9	2,600,801
Hong Kong	0.9	2,585,793
Sweden	0.9	2,487,618
Switzerland	0.8	2,073,364
Luxembourg	0.7	2,035,526
Finland	0.7	1,869,781
India	0.5	1,287,084
Bermuda	0.4	1,094,052
Belgium	0.4	1,023,051
South Africa	0.3	915,388
Israel	0.2	484,013
Czech Republic	0.2	443,229
Slovenia	0.2	436,811
Zambia	0.1	389,373
Poland	0.1	282,135
Turkey	0.1	247,969
Mexico	0.1	199,745
Ireland	0.1	169,039
Total Investments	100.0%	$273,446,517
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
E-Mini S&P 500 Index	17	Long	3/21/25	$5,157,163	$ (54,812)
STOXX 600 Bank Index	(391)	Short	3/21/25	4,696,107	(53,527)
STOXX Europe 600 Utilities	(19)	Short	3/21/25	383,568	(8,116)
					$(116,455)

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
EURIBOR	– Euro Interbank Offered Rate
PIK	– Payment In Kind
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling

At January 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $1,940,791, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,380,672	$25,979,806	$(28,419,687)	$ —	$ —	$1,940,791	$42,852	1,940,791
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Communication Services	$ 9,129,516	$ 3,517,638	$ —	$ 12,647,154
Consumer Discretionary	10,360,188	8,556,485	—	18,916,673
Consumer Staples	—	9,695,213	—	9,695,213
Energy	5,277,687	672,288	—	5,949,975
Financials	16,030,526	13,880,061	—	29,910,587
Health Care	14,777,286	11,570,814	—	26,348,100
Industrials	9,210,787	12,236,558	—	21,447,345
Information Technology	26,700,029	8,110,065	—	34,810,094

Eaton Vance
Global Income Builder Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Materials	$ —	$ 2,371,731	$ —	$ 2,371,731
Real Estate	1,917,280	—	—	1,917,280
Utilities	2,041,032	3,088,778	—	5,129,810
Total Common Stocks	$95,444,331	$73,699,631**	$ —	$169,143,962
Convertible Bonds	$ —	$ 370,170	$ —	$ 370,170
Corporate Bonds	—	95,242,771	—	95,242,771
Preferred Stocks:
Communication Services	77,326	—	—	77,326
Financials	503,596	—	—	503,596
Industrials	324,158	—	—	324,158
Utilities	174,245	—	—	174,245
Total Preferred Stocks	$ 1,079,325	$ —	$ —	$ 1,079,325
Senior Floating-Rate Loans	$ —	$ 5,637,887	$ —	$ 5,637,887
Miscellaneous	—	31,611	0	31,611
Short-Term Investments	1,940,791	—	—	1,940,791
Total Investments	$98,464,447	$174,982,070	$ 0	$273,446,517
Liability Description
Futures Contracts	$ (116,455)	$ —	$ —	$ (116,455)
Total	$ (116,455)	$ —	$ —	$ (116,455)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.